Accounts receivable, net - Schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 55,720	$ 7,634	¥ 39,675
Less: allowance for credit losses	(4,916)	(674)	(5,331)
Total accounts receivable, net	¥ 50,804	$ 6,960	¥ 34,344